Risk Management - Disclosure of analysis of equity sensitivity (Details) - Interest rate risk - +/- 25bps - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	£ (8)	£ 25
Increase (decrease) in profit for the year due to reasonably possible decrease	5	(29)
Increase (decrease) in equity for the year due to reasonable possible increase	(695)	(703)
Increase (decrease) in equity for the year due to reasonable possible decrease	699	701
Taxation effects on the above
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	1	(4)
Increase (decrease) in profit for the year due to reasonably possible decrease	(1)	5
Increase (decrease) in equity for the year due to reasonable possible increase	131	268
Increase (decrease) in equity for the year due to reasonable possible decrease	(132)	(268)
Retained earnings
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	(7)	21
Increase (decrease) in profit for the year due to reasonably possible decrease	£ 4	£ (24)
Percentage of reasonably possible increase	(0.20%)	0.50%
Percentage of reasonably possible decrease	0.10%	(0.50%)
Increase (decrease) in equity for the year due to reasonable possible increase	£ (7)	£ 21
Increase (decrease) in equity for the year due to reasonable possible decrease	4	(24)
Fair value through other comprehensive income reserve
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in equity for the year due to reasonable possible increase	(234)	(367)
Increase (decrease) in equity for the year due to reasonable possible decrease	242	368
Cash flow hedge reserve
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in equity for the year due to reasonable possible increase	(585)	(625)
Increase (decrease) in equity for the year due to reasonable possible decrease	£ 585	£ 625
Equity attributable to owners of parent
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase	1.20%	1.20%
Percentage of reasonably possible decrease	(1.10%)	(1.20%)